CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2025
CONVERTIBLE NOTE
CONVERTIBLE NOTE

NOTE 17 – CONVERTIBLE NOTE

2023A Convertible Note Offering

On February 17, 2023, we closed a private placement (the “2023A Convertible Note Offering”) of a convertible note (the “2023A Convertible Note”) to an accredited investor pursuant to Rule 506 of Regulation D of the Securities Act, The 2023A Convertible Note has an annual rate of return of six and one-half percent (6.5%) per annum, payable as a Payment-in-Kind in the Company’s common stock valued, at a price equal to sixty five percent (65%) of the per share price of securities sold in this offering, at the Maturity Date of the 2023A Convertible Note.

The 2023A Convertible Note shall mature nine (9) months from the closing date of the 2023A Convertible Note Offering (the “Maturity Date”). The outstanding principal balance of the 2023A Convertible Note and all accrued interest shall automatically convert into common stock of the Company immediately prior to the Company’s receipt of an effective order from the SEC declaring the registration statement of its initial public offering effective.

As of February 17, 2023, $100,000 of the 2023A Convertible Note have been sold, no offers are being taken as a result of the filing of this registration statement.

2023B Convertible Note Offering

On August 4, 2023, we closed a private placement (the “2023B Convertible Note Offering”) of a convertible note (the “2023B Convertible Note”) to an accredited investor pursuant to Rule 506 of Regulation D of the Securities Act, The 2023B Convertible Note has an annual rate of return of twelve and one-half percent (12.5%) per annum, payable as a Payment-in-Kind in the Company’s common stock valued, at a price equal to sixty five percent (65%) of the per share price of securities sold in this offering, at the Maturity Date of the 2023B Convertible Note.

The 2023B Convertible Note shall mature nine (9) months from the closing date of the 2023B Convertible Note Offering (the “Maturity Date”). The outstanding principal balance of the 2023B Convertible Note and all accrued interest shall automatically convert into common stock of the Company immediately prior to the Company’s receipt of an effective order from the SEC declaring the registration statement of its initial public offering effective.

As of August 4, 2023, $150,000 of the 2023B Convertible Note have been sold, no offers are being taken as a result of the filing of this registration statement.

2023C Convertible Note Offering

On October 13, 2023, we closed a private placement (the “2023C Convertible Note Offering”) of a convertible note (the “2023C Convertible Note”) to an accredited investor pursuant to Rule 506 of Regulation D of the Securities Act, The 2023C Convertible Note has an annual rate of return of twelve and one-half percent (12.5%) per annum, payable as a Payment-in-Kind in the Company’s common stock valued, at a price equal to sixty five percent (65%) of the per share price of securities sold in this offering, at the Maturity Date of the 2023C Convertible Note.

The 2023C Convertible Note shall mature nine (9) months from the closing date of the 2023C Convertible Note Offering (the “Maturity Date”). The outstanding principal balance of the 2023C Convertible Note and all accrued interest shall automatically convert into common stock of the Company immediately prior to the Company’s receipt of an effective order from the SEC declaring the registration statement of its initial public offering effectively.

As of October 13, 2023, $43,200 of the 2023C Convertible Note have been sold, no offers are being taken as a result of the filing of this registration statement.

2024C Convertible Note Offering

On February 15, 2024, we closed a private placement (the “2024C Convertible Note Offering”) of a convertible note (the “2023C Convertible Note”) to an accredited investor pursuant to Rule 506 of Regulation D of the Securities Act, The 2024C Convertible Note has an annual rate of return of twelve and one-half percent (12.5%) per annum, payable as a Payment-in-Kind in the Company’s common stock valued, at a price equal to sixty five percent (65%) of the per share price of securities sold in this offering, at the Maturity Date of the 2024C Convertible Note.

The 2024C Convertible Note shall mature nine (9) months from the closing date of the 2024C Convertible Note Offering (the “Maturity Date”). The outstanding principal balance of the 2024C Convertible Note and all accrued interest shall automatically convert into common stock of the Company immediately prior to the Company’s receipt of an effective order from the SEC declaring the registration statement of its initial public offering effective.

As of February 15, 2024, $100,000 of the 2024C Convertible Note have been sold, no offers are being taken as a result of the filing of this registration statement.